SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Schedules Of Accumulated Depreciation, Property, Plant and Equipment [Table Text Block]
The annual depreciation rates are as follows:	%
Office furniture and equipment	7 - 15
Laboratory equipment	15 - 31
Computers and electronic equipment	33
Leasehold improvements	10

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value for these options was estimated using the Black-Scholes Merton OPM with the following assumptions:

	Year ended December 31, 2014	Year ended December 31, 2013

Weighted Average Risk free interest rate	0.979%	0.123%
Dividend yield	0%	0%
Weighted Average Volatility factor	0.8624	0.9941
Weighted Average Expected life of the options	3.61	0.87

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the Company’s financial assets and liabilities that are carried at fair value, classified according to the three categories described above:

	Fair Value Measurements at December 31, 2014
	Total	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$2,570	$2,570	$-	$-
Restricted cash	64	64	-	-
Total assets at fair value, net	$2,634	$2,634	$-	$-

	Fair Value Measurements at December 31, 2013
	Total	(Level 1)	(Level 2)	(Level 3)

Cash and cash equivalents	$1,526	$1,526	$-	$-
Restricted cash	67	67	-	-
Total assets at fair value, net	$1,593	$1,593	$-	$-

Schedule of Weighted Average Number of Shares [Table Text Block]

The following data show the amounts used in computing (losses) per share and the effect on income and the weighted average number of shares of dilutive potential common stock (thousands, except share amounts and per share amounts):

	Year ended December 31,
	2014	2013
Basic & Diluted net (loss) per share:

(Loss) from continuing operations	$(5,460)	$(3,325)
Less: accumulating dividend on preferred stock	-	-
	$(5,460)	$(3,325)

Number of common shares	55,628,904	45,267,803
Number of shares used in per share computation	55,628,904	45,267,803
Basic net (loss) per share	$(0.10)	$(0.07)